Investments - Percentage of the Company's Equity Interest (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about investment property [line items]
Investments in associates accounted for using equity method gross	R$ 7,792	R$ 8,753	R$ 9,745
Investments in associates accounted for using equity method	R$ 7,792	8,694	9,717	R$ 8,040
Hidreletrica Cachoeirao [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 58	50	42	34
Guanhaes energia [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 25		19	69
Hidreletrica Pipoca [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 26	32	27	28
Retiro Baixo [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 158	162	148	150
Alianca Norte [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 577	527	354
Madeira Energia [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Affiliated
Investments in associates accounted for using equity method gross	R$ 535	644	676	674
Fip Melbourne [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Affiliated
Investments in associates accounted for using equity method gross	R$ 582	677	703	708
Lightger [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 41	42	37	38
Baguari Energia [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 148	162	187	193
Renova [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 282	689	1,527	1,538
Alianca Geracao [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 1,242	1,319	1,327	3
Central Eolica Praias de Parajuru [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 60	63	63	62
Central Eolica Volta do Rio [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 68	81	85	84
Central Eolica Praias de Morgado [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 51	60	62	62
Amazonia Energia [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 867	781	495	395
Usina Hidreletrica Itaocara SA [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 4	3
Light [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 1,534	1,070	1,188	1,198
Taesa [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 1,101	1,583	2,242	2,188
Ativas Data Center [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Affiliated
Investments in associates accounted for using equity method gross	R$ 17	18
Lepsa [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Subsidiary
Investments in associates accounted for using equity method gross		344
RME [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 383	339
Companhia Transleste de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross		22	18	14
Companhia Transudeste de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross		21	18	13
Companhia Transirape de Transmissao [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross		24	19	13
Companhia de Transmissao Centroeste de Minas [member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 21	21	18	22
Axxiom Solucoes Tecnologicas [Member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments in associates accounted for using equity method gross	R$ 12	19	R$ 24	R$ 23
Guanhaes [Member]
Disclosure of detailed information about investment property [line items]
Description of how acquirer obtained control of acquiree	Jointly-controlled
Investments accounted for using equity method [member] | Guanhaes [Member]
Disclosure of detailed information about investment property [line items]
Investments in associates accounted for using equity method		R$ (59)